Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Buildings	402,671	285	46
Medical equipment	1,324,206	1,077,612	173,680
Electronic and office equipment	36,458	12,432	2,004
Motor vehicles	3,931	1,768	285
Leasehold improvement and building improvements	5,087	5,087	820
Construction in progress	116,445	26,532	4,275

Total	1,888,798	1,123,716	181,110
Less: accumulated depreciation	(393,046)	(370,854)	(59,771)

	1,495,752	752,862	121,339

Less: accumulated impairment charges	(3,179)	(3,179)	(512)

	1,492,573	749,683	120,827